Commitments and Contingencies - Letters of Credit (Details) - Standby Letters of Credit - Line of Credit $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Line of Credit Facility [Line Items]
Commitment	$ 475.0
In Use	188.4
Letters of credit outstanding, amount	$ 180.6
Minimum
Line of Credit Facility [Line Items]
Debt instrument, term	1 year
Maximum
Line of Credit Facility [Line Items]
Debt instrument, term	2 years
Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	$ 125.0
In Use	61.0
Letters of credit outstanding, amount	58.3
Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0
In Use	30.6
Letters of credit outstanding, amount	32.1
Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	140.0
In Use	38.9
Letters of credit outstanding, amount	36.9
Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	140.0
In Use	57.9
Letters of credit outstanding, amount	53.3
Unsecured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	25.0
In Use	8.8
Unsecured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	60.0
In Use	11.8
Unsecured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	40.0
In Use	10.4
Secured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	100.0
In Use	52.2
Secured | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0
In Use	30.6
Secured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	80.0
In Use	27.1
Secured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	100.0
In Use	47.5
Ancillary own funds | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	80.0
Ancillary own funds | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	60.0
Uncommitted Tranche | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	50.0
Uncommitted Tranche | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	$ 200.0